Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Revenue from receivable portfolios, net	$ 1,053,373	$ 1,030,792	$ 1,065,673
Other revenues	92,429	82,643	57,531
Total revenues	1,145,802	1,113,435	1,123,204
Allowance reversals (allowances) on receivable portfolios, net	41,236	(84,177)	6,763
Total revenues, adjusted by net allowances	1,187,038	1,029,258	1,129,967
Operating expenses
Salaries and employee benefits	315,742	281,097	262,281
Cost of legal collections	200,058	200,855	229,847
Other operating expenses	104,938	100,737	93,210
Collection agency commissions	43,703	36,141	37,858
General and administrative expenses	158,080	134,046	191,357
Depreciation and amortization	39,977	34,868	33,160
Total operating expenses	862,498	787,744	847,713
Income from operations	324,540	241,514	282,254
Other (expense) income
Interest expense	(204,161)	(198,367)	(186,556)
Other income	10,847	14,228	2,235
Total other expense	(193,314)	(184,139)	(184,321)
Income from continuing operations before income taxes	131,226	57,375	97,933
Provision for income taxes	(52,049)	(38,205)	(27,162)
Income from continuing operations	79,177	19,170	70,771
Loss from discontinued operations, net of tax	(199)	(2,353)	(23,387)
Net income	78,978	16,817	47,384
Net loss (income) attributable to noncontrolling interest	4,250	59,753	(2,249)
Net income attributable to Encore Capital Group, Inc. stockholders	83,228	76,570	45,135
Amounts attributable to Encore Capital Group, Inc.:
Income from continuing operations	83,427	78,923	68,522
Loss from discontinued operations, net of tax	(199)	(2,353)	(23,387)
Net income attributable to Encore Capital Group, Inc. stockholders	$ 83,228	$ 76,570	$ 45,135
Basic earnings (loss) per share from:
Continuing operations (in dollars per share)	$ 3.21	$ 3.07	$ 2.66
Discontinued operations (in dollars per share)	(0.01)	(0.09)	(0.91)
Net basic earnings per share (in dollars per share)	3.20	2.98	1.75
Diluted earnings (loss) per share from:
Continuing operations (in dollars per share)	3.16	3.05	2.57
Discontinued operations (in dollars per share)	(0.01)	(0.09)	(0.88)
Net diluted earnings per share (in dollars per share)	$ 3.15	$ 2.96	$ 1.69
Weighted average shares outstanding:
Basic (in shares)	25,972	25,713	25,722
Diluted (in shares)	26,405	25,909	26,647